Subsequent Events (Details)																							1 Months Ended	3 Months Ended	7 Months Ended
	Oct. 28, 2016 USD ($)	Oct. 12, 2016 USD ($)	Oct. 10, 2016 USD ($) shares	Sep. 16, 2016	Aug. 22, 2016 USD ($) $ / shares shares	Aug. 19, 2016 USD ($) shares	Jul. 13, 2016 USD ($)	Jul. 12, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Dec. 28, 2015	Nov. 25, 2015 USD ($)	Oct. 30, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 15, 2015 USD ($)	Sep. 08, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 24, 2015 USD ($)	Jun. 11, 2015 USD ($)	Oct. 24, 2014	May 10, 2012 $ / shares	Oct. 31, 2016	Sep. 23, 2016 USD ($)	Nov. 25, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 29, 2016 USD ($)	Sep. 20, 2016 shares	Jul. 20, 2016 USD ($)	Jul. 18, 2016 USD ($)	Jul. 07, 2016 $ / shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 27, 2016 USD ($)	Dec. 03, 2015 shares	Jun. 30, 2015 USD ($) shares	Sep. 16, 2013 $ / shares
Subsequent Event [Line Items]
Shares issued (shares) | shares																																		437,500
Long-term debt																																$ 28,712,000			$ 24,091,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares																						$ 12,800														$ 1,840
Warrants, exercise period																						3 years
Maximum ownership percentage																																4.99%
Common stock, shares outstanding (in shares) | shares																										3,056,353						3,023,753			1,169,156
Minimum bid price to comply with NASDAQ requirements | $ / shares																																$ 1
Contingent consideration																$ 2,250,000
Rant, Inc.
Subsequent Event [Line Items]
Liabilities assumed in acquisition								$ 1,990,000
Contingent consideration								$ 3,000,000
Line of Credit | Exchange Agreement
Subsequent Event [Line Items]
Outstanding principal amount																										$ 10,000,000
Line of Credit | Line of Credit Grid Note
Subsequent Event [Line Items]
Maximum borrowing capacity																																$ 10,000,000
Interest rate																				12.00%
Debt issue amount																																			$ 10,000,000
Draw on line of credit											$ 1,000,000	$ 600,000	$ 500,000	$ 1,000,000	$ 1,000,000		$ 2,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000					$ 10,100,000
Long-term debt																																$ 4,563,000			$ 3,000,000
Secured Debt | Rant, Inc.
Subsequent Event [Line Items]
Interest rate								12.00%
Outstanding principal amount								$ 3,000,000
Conversion price (USD per share) | $ / shares								$ 5.20
Convertible Debt | Exchange Agreement
Subsequent Event [Line Items]
Repayments of debt								$ 1,162,000
Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Interest rate								10.00%
Outstanding principal amount								$ 4,444,000																		$ 4,444,000
Proceeds from issuance of debt								$ 4,000,000
Conversion price (USD per share) | $ / shares								$ 6.2660
Shares available for conversion (up to) | shares								780,230
Minimum conversion price (USD per share) | $ / shares								$ 0.10
Debt callback percentage								120.00%
Debt default conversion percentage								115.00%
Debt default interest accrued (as a percent)								100.00%
Warrant | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Conversion price (USD per share) | $ / shares								$ 6.5280
Warrants, exercise period								5 years
Affiliated Entity | Line of Credit Grid Note
Subsequent Event [Line Items]
Line of credit, amount outstanding					$ 900,000
Affiliated Entity | Note Exchange Agreement
Subsequent Event [Line Items]
Notes redeemed amount					30,175,000
SIC III | Note Exchange Agreement
Subsequent Event [Line Items]
Notes redeemed amount					$ 3,150,000
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares) | shares																										33,175						3,000
Preferred stock, stated value (usd per share) | $ / shares																										$ 1,000						$ 1,000
Annual dividend rate, percent					12.00%																12.00%
Common Stock
Subsequent Event [Line Items]
Reverse stock split, conversion ratio				0.05						0.001
Shares issued (shares) | shares																										1,013,068
Common Stock | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Warrants issued | shares								354,650
Common Stock | SIC III
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares									890,898
Common Stock | Mr. Sillerman
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares									5,066,654
Series E Preferred Stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares) | shares																										4,435
Preferred stock, stated value (usd per share) | $ / shares																															$ 1,000
Series C Preferred Stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares) | shares																										33,175						3,000
Series C Preferred Stock | Affiliated Entity | Note Exchange Agreement
Subsequent Event [Line Items]
Conversion price (USD per share) | $ / shares					$ 1,000
Shares issued in conversion (shares) | shares					30,175
Series C Preferred Stock | SIC III
Subsequent Event [Line Items]
Preferred shares converted (in shares) | shares									3,000
Series C Preferred Stock | SIC III | Note Exchange Agreement
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares					3,150
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares) | shares																												3,023,701
Subsequent Event | Rant, Inc.
Subsequent Event [Line Items]
Liabilities assumed in acquisition								$ 2,000,000
Contingent consideration								3,000,000
Subsequent Event | Conversion of MGT Sports Convertible Securities
Subsequent Event [Line Items]
Payment of interest			$ 16,000
Subsequent Event | Secured Debt | Rant, Inc.
Subsequent Event [Line Items]
Outstanding principal amount								$ 3,000,000
Subsequent Event | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Interest rate								10.00%
Outstanding principal amount								$ 4,444,000
Repayments of debt							$ 1,162,000
Proceeds from issuance of debt									$ 4,000,000
Conversion price (USD per share) | $ / shares								$ 6.266
Shares available for conversion (up to) | shares								780,230
Minimum conversion price (USD per share) | $ / shares								$ 0.10
Debt callback percentage									120.00%
Debt default conversion percentage									115.00%
Debt default interest accrued (as a percent)									100.00%
Payment of interest		$ 114,000
Amortization payment		$ 444,000
Percentage of holders of debentures for which waiver agreements were entered into		87.00%																					87.00%
Percent of holders of debentures for which waiver agreements were not entered into		13.00%																					13.00%
Amount due to purchases for which waiver agreements were not entered into		$ 696,000
Interest rate defaulted debt (as a percent)		18.00%
Subsequent Event | MGT Notes
Subsequent Event [Line Items]
Payment of interest			$ 16,000
Subsequent Event | Recapitalization Plan SIC III, SICIV and SIC VI
Subsequent Event [Line Items]
Notes redeemed amount						$ 34,800,000
Subsequent Event | Warrant | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Conversion price (USD per share) | $ / shares								$ 6.528
Warrants, exercise period								5 years
Subsequent Event | Conversion of MGT Sports Convertible Securities | Convertible Debt Securities
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares						470,247
Subsequent Event | Affiliated Entity | Line of Credit Grid Note
Subsequent Event [Line Items]
Line of credit, amount outstanding					$ 900,000
Subsequent Event | Affiliated Entity | Note Exchange Agreement
Subsequent Event [Line Items]
Notes redeemed amount					$ 30,174,969
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Reverse stock split, conversion ratio				0.05
Shares issued (shares) | shares			136,304
Subsequent Event | Common Stock | Conversion of MGT Sports Convertible Securities
Subsequent Event [Line Items]
Common shares issued subject to certain adjustments (shares) | shares			136,304
Subsequent Event | Common Stock | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Warrants issued | shares								354,650
Subsequent Event | Common Stock | MGT Notes
Subsequent Event [Line Items]
Common shares issued subject to certain adjustments (shares) | shares			136,304
Subsequent Event | Common Stock | Conversion of Warrants
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares						3,722,224
Subsequent Event | Common Stock | Affiliated Entity | Series C Conversion to Common Stock
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares						21,739,892
Subsequent Event | Common Stock | SIC III
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares									890,898
Subsequent Event | Common Stock | Mr. Sillerman
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares									5,066,654
Subsequent Event | Common Stock | Aegis Capital Corporation | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Warrants, exercise price per share (in dollars per warrant) | $ / shares								$ 6.528
Warrants issued | shares								53,200
Subsequent Event | Series E Preferred Stock | Rant, Inc.
Subsequent Event [Line Items]
Shares issued (shares) | shares								4,435
Subsequent Event | Series E Preferred Stock | Conversion of Rant Inc Convertible Securities
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares						9,484,691
Subsequent Event | Series C Preferred Stock | Affiliated Entity | Note Exchange Agreement
Subsequent Event [Line Items]
Conversion price (USD per share) | $ / shares					$ 1,000
Shares issued in conversion (shares) | shares					30,175
Subsequent Event | Series C Preferred Stock | Affiliated Entity | Amended Series C Certificate of Designations
Subsequent Event [Line Items]
Preferred stock, stated value (usd per share) | $ / shares					$ 1,000
Annual dividend rate, percent					12.00%
Preferred stock redemption premium (as a percent)					6.00%
Percentage of public offering equity value					33.00%
Stock price threshold (in dollars per share) | $ / shares					$ 5.00
Subsequent Event | Series C Preferred Stock | Affiliated Entity | Series C Conversion to Common Stock
Subsequent Event [Line Items]
Preferred shares converted (in shares) | shares						3,000
Subsequent Event | Series C Preferred Stock | SIC III
Subsequent Event [Line Items]
Preferred shares converted (in shares) | shares									3,000
Exchange Agreement
Subsequent Event [Line Items]
Common stock outstanding value (at least)									$ 10,000,000
Share exchange price (USD per share) | $ / shares									$ 5.20
Exchange Agreement | Subsequent Event
Subsequent Event [Line Items]
Common stock outstanding value (at least)									$ 10,000,000
Share exchange price (USD per share) | $ / shares									$ 5.20
Amended Exchange Agreement | Line of Credit | Exchange Agreement
Subsequent Event [Line Items]
Debt issue amount																														$ 2,000,000
Additional draw amount																														5,000,000
Remaining borrowing capacity																														3,605,000
Amount drawn on facility																														1,405,000
Amended Exchange Agreement | Subsequent Event | Line of Credit
Subsequent Event [Line Items]
Debt issue amount																														2,000,000
Remaining borrowing capacity																														5,000,000
Amended Exchange Agreement | Subsequent Event | Line of Credit | Exchange Agreement
Subsequent Event [Line Items]
Debt issue amount																														2,000,000
Additional draw amount																														5,000,000
Remaining borrowing capacity																														4,291,000
Amount drawn on facility																														$ 1,609,000
Amendment to Securities Purchase Agreement | Affiliated Entity
Subsequent Event [Line Items]
Guaranteed line of credit																													$ 6,000,000
Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit | Affiliated Entity
Subsequent Event [Line Items]
Current carrying value																													1,000,000
Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit | Affiliated Entity | Sillerman Investment Company VI LLC
Subsequent Event [Line Items]
Guaranteed line of credit																													5,000,000
Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit | Affiliated Entity | Mr. Sillerman
Subsequent Event [Line Items]
Guaranteed line of credit																													1,000,000
Amendment to Securities Purchase Agreement | Subsequent Event | Affiliated Entity
Subsequent Event [Line Items]
Guaranteed line of credit																													6,000,000
Amendment to Securities Purchase Agreement | Subsequent Event | Financial Standby Letter of Credit | Affiliated Entity
Subsequent Event [Line Items]
Current carrying value																													1,000,000
Amendment to Securities Purchase Agreement | Subsequent Event | Financial Standby Letter of Credit | Affiliated Entity | Sillerman Investment Company VI LLC
Subsequent Event [Line Items]
Guaranteed line of credit																													5,000,000
Amendment to Securities Purchase Agreement | Subsequent Event | Financial Standby Letter of Credit | Affiliated Entity | Mr. Sillerman
Subsequent Event [Line Items]
Guaranteed line of credit																													$ 1,000,000
Secured Revolving Line of Credit | Affiliated Entity | Sillerman Investment Company VI LLC
Subsequent Event [Line Items]
Maximum borrowing capacity																																	$ 1,200,000
Interest rate																																	12.00%
Secured Revolving Line of Credit | Subsequent Event | Affiliated Entity | Sillerman Investment Company VI LLC
Subsequent Event [Line Items]
Draw on line of credit																								$ 315,000
DDGG | Subsequent Event
Subsequent Event [Line Items]
Purchase price commitment																								$ 144
Perk Agreement
Subsequent Event [Line Items]
Consideration transferred																										$ 1,300,000	$ 1,300,000
Debt Instrument, Redemption, Period One | Subsequent Event | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Waiver Payment (as a percent)																							10.00%
Debt Instrument, Redemption, Period Two | Subsequent Event | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Waiver Payment (as a percent)																							10.00%
SIC IV | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Remaining borrowing capacity	$ 3,785,000
Amount drawn on facility	2,115,000
Draw on line of credit	$ 505,000